Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Collateral Loan Obligations (31.27%)(1)
500,000	Black Diamond CLO (3 Month LIBOR USD + 5.30%, 0.00% Floor) (4)(5)	7.14%	10/17/2026	1.35%	369,209
600,000	Cutwater Ltd Series 2014-2A (3 Month LIBOR USD + 3.75%, 0.00% Floor)(4)(5)	5.58%	01/15/2027	1.82%	498,727
650,000	Grand Avenue CRE Series 2019-FL1 (1 Month LIBOR USB + 2.80%, 0.00% Floor)(4)	3.50%	06/15/2037	1.96%	537,993
15,816	Grayson CLO (3 Month LIBOR USD + 1.55%, 1.55% Floor) (4)	3.31%	11/01/2021	0.06%	15,700
500,000	Halcyon Loan Advisors Series 2013-2A (3 Month LIBOR + 3.80%, 0.00% Floor) (4)(5)	5.56%	08/01/2025	1.61%	441,434
1,100,000	Halcyon Loan Advisors Series 2015 -2A (3 Month LIBOR USD + 3.10%, 0.00% Floor)(4)(5)	4.89%	07/25/2027	3.13%	859,007
1,000,000	JFIN CLO Series 2014-1A (3 Month LIBOR USD + 3.65%, 0.00% Floor) (4)	5.47%	04/21/2025	3.03%	831,147
390,000	JFIN CLO (3 Month LIBOR USD + 5.00%, 0.00% Floor) (4)	6.82%	04/21/2025	0.96%	262,182
1,400,000	JFIN CLO Series 2014-2A (3 Month LIBOR USD + 3.25%, 0.00% Floor) (4)	5.07%	07/20/2026	4.15%	1,137,010
560,000	JFIN CLO Series 2015-1A (3 Month LIBOR USD + 2.65%, 0.00% Floor) (4)	3.39%	03/15/2026	1.56%	428,086
300,000	KREF 2018 FL1 (1 Month LIBOR + 2.55%, 2.55% Floor) (4)(6)	3.35%	06/15/2036	0.93%	255,000
5,000,000	Neuberger Berman CLO Series 2019-35A(4)	3.64%	01/19/2033	4.93%	1,349,960
860,000	Ocean Trails CLO Series 2013-4A (3 Month LIBOR USD + 5.90%)(4)	7.61%	08/13/2025	1.99%	546,076
1,010,000	TICP CLO (3 Month LIBOR USD + 2.95%, 2.95% Floor)(4)(5)	4.77%	04/20/2028	2.87%	787,601
264,773	WhiteHorse VII (3 Month LIBOR USD + 4.80%, 0.00% Floor) (4)(5)	6.48%	11/24/2025	0.91%	250,214
Total Collateralized Loan Obligation (Cost $10,279,583)					8,569,346

Commercial Mortgage-Backed Securities (14.90%)(1)
12,441,000	Bank 2019 - BN21 XF(4)(6)	1.05%	10/17/2052	2.89%	791,509
7,900,000	Bank 2019 - BN23 XF(4)	0.76%	12/15/2052	1.68%	461,439
5,343,000	BENCHMARK Mortgage Trust Series 2020-B16(4)	1.09%	02/15/2053	1.62%	443,116
10,260,749	SBA Confirmation of Originator Fee Certificates (6)	2.56%	08/15/2044	3.90%	1,069,837
800,000	VMC 2018 - FL1 D (1 Month LIBOR USD + 3.40%, 3.40% Floor) (3)(4)	4.20%	03/15/2035	2.68%	733,363
685,572	VMS 2019 - FL3 D (1 Month LIBOR USD + 2.65%, 2.65% Floor)(4)(6)	3.45%	09/15/2036	2.13%	582,886
Total Commercial Mortgage-Backed Securities (Cost $4,523,715)					4,082,150

Corporate and Other Finance (4.21%)(1)
$652,913	Gacovino Litigation Financing (6)(7)	0.00%	12/20/2020	2.38%	652,913
$500,000	Wagstaff Litigation Financing (6)(8)	0.00%	12/20/2020	1.82%	500,000
Total Corporate and Other Finance (Cost $1,152,913)					1,152,913

Tax Liens (3.71%)(1)
1,015,533	Tax Lien 16-21-308-018-0000 (6)	9.60%	09/01/2020	3.71%	$1,015,533
Total Tax Liens (Cost $1,015,533)					1,015,533

Residential Mortgage-Backed Securities (41.11%)(1)
268,588	Banc of America Alternative Loan Mortgage	5.50%	10/25/2035	0.85%	236,555
496,517	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)	2.08%	07/25/2037	1.06%	289,515
301,687	Bank of America Mortgage Securities Series 2007-1	6.00%	01/25/2037	0.94%	257,834
822,627	Bear Stearns Alt-A Trust Series 2005-10 (6)	3.49%	01/25/2036	2.96%	814,894
342,254	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap)(3)	1.15%	02/25/2037	1.30%	356,188
184,765	Chase Mortgage Finance Corporation Series 2006-A1(6)	4.30%	09/25/2036	0.55%	151,703
281,954	Countrywide Alternative Loan Trust Series 2004-28CB	5.75%	01/25/2035	0.98%	269,605
341,090	Countrywide Alternative Loan Trust Series 2005-21CB	5.25%	06/25/2035	1.16%	317,126
705,930	Countrywide Alternative Loan Trust Series 2005-49CB(6)	5.50%	11/25/2035	1.67%	457,220
332,903	Countrywide Alternative Loan Trust Series 2006-OA17 (Cost of Funds for the 11th District of San Francisco + 1.50%, 1.50% Floor)	2.48%	12/20/2046	0.99%	270,017
109,215	Countrywide Alternative Loan Trust Series 2006-6CB(6)	5.50%	05/25/2036	0.36%	98,773
339,468	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.68%	186,477
444,189	Countrywide Home Loan Series 2002-19	6.25%	11/25/2032	1.49%	407,310
459,776	Countrywide Home Loan Series 2003-53(6)	4.08%	02/19/2034	1.18%	322,530
109,013	Countrywide Home Loan Series 2006-J2(6)	6.00%	04/25/2036	0.31%	85,700
190,412	Countrywide Home Loan Series 2003-49(6)	4.01%	12/19/2033	0.64%	175,814
886,361	Countrywide Home Loan Series 2004-18	6.00%	10/25/2034	2.43%	664,567
405,315	Countrywide Home Loan Series 2005-28	5.25%	11/25/2023	1.19%	325,760
551,430	Countrywide Alternative Loan Series 2007-OA2 (1 Month LIBOR USD +0.84%, 0.84% Floor)	2.81%	03/25/2047	1.65%	453,467
247,445	Credit Suisse Mortgage Trust Series 2006 1	5.50%	02/25/2036	0.82%	223,707
319,194	Delta Funding Home Equity Loan Series 2000-2 M2 (3)	8.86%	08/15/2030	1.04%	285,995
14,565	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor)(6)	1.30%	06/25/2034	0.05%	12,662
171,074	First Horizon Alternative Mortgage Securities 2004 AA3(6)	3.53%	09/25/2034	0.47%	127,958
90,735	HarborView Mortgage Loan Trust Series 2003-2(6)	3.98%	10/19/2033	0.29%	79,536
12,655	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor)(6)	1.27%	06/19/2034	0.05%	12,386
23,274	HarborView Mortgage Loan Trust Series 2004-9	3.82%	12/19/2034	0.07%	19,869

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2020 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

477,907	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1	2.83%	06/19/2045	0.90%	245,270
94,444	IndyMac INDX Mortgage Loan Trust 2004 AR12 (1 Month LIBOR + 0.78%, 0.78% Floor) (3)	1.73%	12/25/2034	0.29%	79,387
437,574	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	3.52%	09/25/2036	1.45%	396,111
61,700	IndyMac INDX Mortgage Loan Trust 2006-AR2 (1 Month LIBOR + 0.21%, 0.21% Floor) (3)(6)	1.16%	02/25/2046	0.18%	50,217
7,025	IndyMac INDX Mortgage Loan Trust Series 2006-AR25(6)	3.45%	09/25/2036	0.03%	6,983
40,929	JP Morgan Mortgage Trust Series 2006-A1	4.29%	02/25/2036	0.14%	38,049
253,066	JP Morgan Mortgage Trust Series 2007-A4	3.81%	06/25/2037	0.86%	235,992
54,936	MASTR Asset Securitization Trust 2006-1(6)	5.75%	05/25/2036	0.16%	44,492
511,484	Nomura Asset Acceptance Corporation(6)	5.89%	05/25/2036	0.70%	193,079
287,075	Nomura Asset Acceptance Corporation(6)	5.52%	01/25/2036	0.48%	130,560
135,473	Nomura Asset Acceptance Corporation	6.00%	07/25/2034	0.43%	116,703
107,347	Prime Mortgage Trust Series 2003-3 (4)(6)	6.11%	01/25/2034	0.22%	59,696
373,129	Prime Mortgage Trust Series 2006-1	6.25%	06/25/2036	1.11%	304,724
455,974	Residential Asset Securitization Trust	5.60%	02/25/2034	1.49%	407,944
18,257	Residential Funding Mortgage Securities I Series 2005-SA1(6)	4.58%	03/25/2035	0.04%	10,078
4,165	Structured Adjustable Rate Mortgage Loan Trust 2004-12(6)	4.09%	09/25/2034	0.02%	4,201
229,803	Structured Adjustable Rate Mortgage Loan Trust 2005-22	4.04%	12/25/2035	0.80%	218,229
109,310	Structured Asset Securities Corporation 2003-9A(6)	3.63%	03/25/2033	0.13%	35,171
113,135	Terwin Mortgage Trust (1 Month LIBOR USD +1.05%, 1.05% Floor)(6)	2.00%	11/25/2033	0.39%	107,912
293,748	Wachovia Mortgage Loan Trust Series 2005-A (6)	4.36%	08/20/2035	0.95%	261,602
161,699	WAMU Mortgage Pass Through C M O SER 2002 AR12 CL B1 (6)	4.20%	10/25/2032	0.54%	144,747
632,063	Washington Mutual Mortgage Payment 2005-5A5 (6)	1.55%	06/25/2036	1.75%	478,215
241,906	Wells Fargo Mortgage Backed Security 2006-AR14	4.55%	10/25/2036	0.69%	190,345
466,263	Wells Fargo Alternative Loan Trust 2007-PA4	4.92%	07/25/2037	1.48%	405,668
216,893	Wells Fargo Alternative Loan Trust 2007-PA3	6.00%	07/25/2037	0.72%	198,413
Total Residential Mortgage-Backed Securities (Cost $12,131,792)					11,266,956

Preferred Stocks (5.70%)(1)
1,167	AGNC Investment Corp, Class B, Series D	6.88%		0.08%	21,928
74	AGNC Investment Corp, Class B, Series E	6.50%		0.00%	1,369
34,389	AGNC Investment Corp, Class B, Series F	6.13%		2.23%	610,405
9,000	Annaly Capital Management, Class B	6.50%		0.58%	157,590
2,400	Armour Residential REIT, Class B	7.00%		0.14%	39,360
12,689	MFA Financial Inc., Class B	6.50%		0.32%	86,920
21,687	New Residential Inv Corp, Class B	6.38%		1.03%	282,582
1,144	New York Mortgage Trust Class B	7.88%		0.04%	10,113
4,000	Pennymac Mtge Investment, Class B	8.00%		0.24%	67,040
14,224	Two Harbors Investment Corporation, Class B	7.25%		0.80%	218,338
4,282	Two Harbors Investment Corporation, Class B	7.63%		0.24%	66,928
Total Preferred Stocks (Cost $2,612,403)					1,562,573

Short-Term Investments - Investment Companies (8.57%)(1)
2,349,131	First American Government Obligation - Class X	1.51%		8.57%	2,349,131
Total Short-Term Investments - Investment Companies (Cost $2,349,131)					2,349,131

Total Investments (109.47%)(1) (Cost $34,065,070)					29,998,602
Other Liabilities in Excess of Assets (-9.47%)(1)					(2,595,120)
Total Net Assets Applicable to Unitholders (100.00%)(1)					27,403,478

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of March 31, 2020.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2020, these securities amounted to $11,930,866 or 43.54% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of March 31, 2020, these securities amounted to $3,206,190 or 11.70% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of March 31, 2020, these securities amounted to $8,733,807 or 31.87% of net assets.
(7) The Fund has made $690,000 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $74,698 remains unfunded as of March 31, 2020. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.

(8) The Fund has made $900,000 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $400,000 remains unfunded as of March 31, 2020. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.

(9) This security represents a basket of interest only strips. The rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips. Additional information on the underlying strips of the basket are disclosed and can be found within the to the financial statements.

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument, and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Investments
Collateralized Loan Obligations	$-	$8,314,346	$255,000	$8,569,346
Commercial Mortgage-Backed Securities	-	1,637,918	2,444,232	4,082,150
Corporate and Other Finance	-	-	1,152,913	1,152,913
Tax Liens	-	-	1,015,533	1,015,533
Residential Mortgage-Backed Securities	-	7,400,827	3,866,129	11,266,956
Preferred Stocks	1,562,573	-	-	1,562,573
Short-Term Investments	2,349,131	-	-	2,349,131
Total Investments	$3,911,704	$17,353,091	$8,504,307	$29,998,602

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2019	$3,075,577
Purchases	-
Sales proceeds and paydowns	-
Realized gain / (loss)	-
Change in unrealized gain / (loss)	162,706
Transfers into / (out of) Level 3	22,848,615
Ending Balance – March 31, 2020	$3,075,577

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at December 31, 2019	$162,706

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of March 31, 2020:

	Fair Value at 3/31/2020	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average
Commercial Mortgage-Backed Securities	1,861,346	Market Quotes	Non Binding Indicative Prices	5.84-91.67	11.01
Residential Mortgage-Backed Securities	3,866,129	Market Quotes	Non Binding Indicative Prices	32.18-104.71	76.21

Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $2,168,446 have been excluded from the proceeding table.

BORROWING

Reverse Repurchase Agreements: As of March 31, 2020, the Fund had the following reverse repurchase agreements outstanding, which were equal to 10.89% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Maturity Amount
RBC Capital Markets	$377,000	3.04%	01/27/2020	04/27/2020	$379,072
RBC Capital Markets	224,000	3.09%	01/27/2020	04/27/2020	225,251
RBC Capital Markets	367,000	3.14%	01/27/2020	04/27/2020	369,083
RBC Capital Markets	461,000	2.92%	01/29/2020	04/27/2020	463,359
RBC Capital Markets	760,000	2.92%	01/29/2020	05/04/2020	763,890
RBC Capital Markets	795,000	2.90%	02/04/2020	04/27/2020	798,652
Totals	$2,984,000				$2,999,307

As of March 31, 2020, the fair value of securities held as collateral for reverse repurchase agreements was $3,206,192, as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended March 31, 2020, the average daily balance and average interest rate in effect for reverse repurchase agreements were $2,627,615 and 3.05%, respectively.